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                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED MARCH 6, 2009
                                       TO
           STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 1, 2008

This supplement modifies information in the Statement of Additional Information ("SAI") for the Class XTRA variable annuity contracts issued by First MetLife Investors Insurance Company ("FMLI") for the sole purpose of incorporating into the SAI certain financial information of MetLife, Inc. ("MetLife"), the parent company of FMLI.

This supplement should be read in its entirety and kept together with your SAI for future reference. If you would like another copy of the SAI, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

The following paragraph supplements the information under the section "Additional Information:"

     The consolidated financial statements and financial schedules from MetLife and subsidiaries' Annual Report on Form 10-K for the year ended December 31, 2008, filed on March 2, 2009 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                                Telephone:(800) 343-8496
Irvine, CA 92614

                                                                  SUPP-SAIXTRANY